Other Disclosures - Summary of fair values (Details) € in Millions	6 Months Ended
	Jun. 30, 2018 EUR (€) division	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Financial Instruments Management, Number of Independent Divisions | division	2
Amount of CVA	€ 319
Change in CVA (as a percent)	(1.10%)
Amount of DVA	€ 281
Change in DVA (as a percent)	27.80%
Credit spread change (as a percent)	30.00%
Equity instruments | Financial assets available for sale
Disclosure of detailed information about financial instruments [line items]
Equity investments valued at their cost		€ 1,211
Financial Assets And Liabilities Category [Member] | Financial assets held for trading
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 112,947	125,458
Financial Assets And Liabilities Category [Member] | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,263
Financial Assets And Liabilities Category [Member] | Financial assets designated at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	48,043	34,782
Financial Assets And Liabilities Category [Member] | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	120,831
Financial Assets And Liabilities Category [Member] | Financial assets available for sale
Disclosure of detailed information about financial instruments [line items]
Financial assets available for sale, excluding certain equity investments		132,060
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,348	8,537
Financial Assets And Liabilities Category [Member] | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities.	75,350	107,624
Financial Assets And Liabilities Category [Member] | Financial liabilities designated at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	58,153	59,616
Financial Assets And Liabilities Category [Member] | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities.	6,728	8,044
Financial Assets And Liabilities Category [Member] | Level 1 | Financial assets held for trading
Disclosure of detailed information about financial instruments [line items]
Financial assets	45,554	58,215
Financial Assets And Liabilities Category [Member] | Level 1 | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,193
Financial Assets And Liabilities Category [Member] | Level 1 | Financial assets designated at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,900	3,823
Financial Assets And Liabilities Category [Member] | Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	104,666
Financial Assets And Liabilities Category [Member] | Level 1 | Financial assets available for sale
Disclosure of detailed information about financial instruments [line items]
Financial assets available for sale, excluding certain equity investments		113,258
Financial Assets And Liabilities Category [Member] | Level 1 | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities.	15,102	21,828
Financial Assets And Liabilities Category [Member] | Level 1 | Financial liabilities designated at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	822	769
Financial Assets And Liabilities Category [Member] | Level 1 | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities.	4	8
Financial Assets And Liabilities Category [Member] | Level 2 and 3 | Financial assets held for trading
Disclosure of detailed information about financial instruments [line items]
Financial assets	67,393	67,243
Financial Assets And Liabilities Category [Member] | Level 2 and 3 | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,070
Financial Assets And Liabilities Category [Member] | Level 2 and 3 | Financial assets designated at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	45,143	30,959
Financial Assets And Liabilities Category [Member] | Level 2 and 3 | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	16,165
Financial Assets And Liabilities Category [Member] | Level 2 and 3 | Financial assets available for sale
Disclosure of detailed information about financial instruments [line items]
Financial assets available for sale, excluding certain equity investments		18,802
Financial Assets And Liabilities Category [Member] | Level 2 and 3 | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,348	8,537
Financial Assets And Liabilities Category [Member] | Level 2 and 3 | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities.	60,248	85,796
Financial Assets And Liabilities Category [Member] | Level 2 and 3 | Financial liabilities designated at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	57,331	58,847
Financial Assets And Liabilities Category [Member] | Level 2 and 3 | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities.	6,724	8,036
Liabilities Under Insurance Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities.	936	1,117
Liabilities Under Insurance Contracts [Member] | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities.	€ 936	€ 1,117